Fee Income - Schedule of Fee Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Distribution fees	$ 973	$ 873
Fund management and other asset-based fees	5,595	5,557
Administrative service and other fees	1,264	1,017
Total fee income	$ 7,832	$ 7,447